Trade receivables and others (Details) € in Thousands		1 Months Ended		12 Months Ended
	Aug. 31, 2022 loan	Jul. 31, 2024 EUR (€)	Feb. 29, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€) loan	Dec. 31, 2025	Dec. 31, 2025 loan	Dec. 31, 2025 loan_agreement
Disclosure of financial assets [Line Items]
Other receivables				€ 117	€ 89	€ 104
Research tax credit				6,174	0	29,755
Other tax credits				19	24	360
Prepaid expenses				2,387	2,820	5,693
VAT refund				909	880	1,037
Trade account receivables				391	650	15,233
Prepayments made to suppliers				2,402	509	3,374
Receivables and others - current				12,400	4,972	55,557
Prepayments made to suppliers				0	1,362	0
Research tax credit				0	7,464	9,800
Prepaid expenses				251	502	754
Receivables and others - non-current				251	9,328	10,554
Trade receivables and others				12,651	€ 14,300	66,111
Income from research tax credit 2019			€ 16,737
Income from research tax credit 2020		€ 12,755
Income from research tax credit 2023						9,800
Proportion of nominal value deconsolidated receivables, CIR 2023					95.00%		95.00%
Withholding rate realized by CIR					5.00%		5.00%
CIR retention, maturity					3 years
Withholding tax - CIR reclassified under non-current financial assets				388	€ 490
Impairment loss recognised in profit or loss, trade receivables				€ 0
IPH6101 agreement, with Sanofi
Disclosure of financial assets [Line Items]
Trade account receivables						€ 15,000
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2				2	2		2	2
Borrowing, maturity	5 years			5 years
Guarantees
Disclosure of financial assets [Line Items]
Prepaid expenses				€ 542	€ 754	€ 1,005